Pension Plans and Other Postretirement Benefits - Changes in Fair Value of Plans Level 3 Assets (Detail) (Total Pension Benefits, USD $) In Thousands, unless otherwise specified						12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 Unobservable Inputs (Level 3)		Dec. 31, 2012 Unobservable Inputs (Level 3)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning balance	$ 616,545	[1]	$ 563,303	[1]	$ 531,105	$ 70,829	[1]	$ 73,025
Total losses relating to assets sold during the period						(994)	[2]	(31)	[3]
Total unrealized gains relating to assets still held at the reporting date						(4,511)	[2]	(2,311)
Purchases						76,643
Sales						(20,356)		(4,476)
Fair value of plan assets, Ending Balance	$ 616,545	[1]	$ 563,303	[1]	$ 531,105	$ 123,599	[1]	$ 70,829	[1]

[1]	See Note 17 “Pension Plans and Other Postretirement Benefits” for further information about fair value measurements of our pension and postretirement plan assets.
[2]	Consists primarily of funds with holdings in private investment companies. See additional information about the Absolute Return investments below.
[3]	These gains (losses) are recognized in the consolidated balance sheets and are included as changes in plan assets in the tables above.